Unaudited Interim Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Total revenues		$ 115,420	$ 193,439
Cost of revenues
Total cost of revenues		(116,005)	(174,127)
Gross (loss)/profit		(585)	19,312
Operating expenses
Sales and marketing expenses		(1,561)	(1,107)
General and administrative expenses		(4,104)	(4,093)
Research and development expenses		(946)	(751)
Credit loss provision for receivables		(165)
Changes in fair value of digital asset receivables or payables		(3,003)	5,170
Changes in fair value of digital assets		(49,494)	17,500
Total operating (expenses)/income		(59,273)	16,719
Operating (expense)/income		(59,858)	36,031
Investment income		22	250
Interest expense		(1,764)	(4,283)
Interest income		279	1,092
Other expenses, net		(250)	(143)
(Loss)/income before income taxes		(61,571)	32,947
Income tax benefit/(expense)		6,078	(2,620)
Net (loss)/income and total comprehensive (loss)/income		(55,493)	30,327
Less: Net income attributable to non-controlling interests		(25)	(74)
Total comprehensive (loss)/income attributable to ordinary shareholders of BitFuFu		$ (55,518)	$ 30,253
Weighted average shares outstanding used in calculating basic and diluted earnings per share:
Ordinary shares - basic	[1]	166,916,728	163,186,914
Ordinary shares - diluted	[1]	166,916,728	168,569,206
(Loss)/Earnings per share:
Ordinary shares - basic	[1]	$ (0.33)	$ 0.19
Ordinary shares - diluted	[1]	$ (0.33)	$ 0.18
Related Party
Cost of revenues
Total cost of revenues		$ (40,095)	$ (89,002)
Third Parties
Cost of revenues
Total cost of revenues		(69,990)	(71,663)
Depreciation and Amortization
Cost of revenues
Total cost of revenues		$ (5,920)	$ (13,462)

[1]	The share and per share data has been retroactively restated to reflect the current capital structure of the Company.